OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY	12 Months Ended
Dec. 31, 2020
OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY
8- OPERATING LEASE RIGHT OF USE ASSET AND OPERATING LEASE LIABILITY

On August 1, 2019 Yubo Beijing executed a lease agreement with Jiu Si Cheng Investment Management (the “Landlord”) to rent approximately 746 square meters of office space in Beijing China. The lease provided for an initial term of 2 years and 4 months from August 2, 2019 to November 30, 2021 with a right to renew for an additional term of 2 years and 8 months from December 1, 2021 to July 31, 2024. The lease also provided for payments of quarterly rent and management fees to the landlord for the initial term of a total of RMB 4,756,649 ($728,586 at the 6.5286 current exchange rate at December 31, 2020) and the payment of a security deposit to the Landlord of RMB 566,754 ($86,811 at the 6.5286 current exchange rate at December 31, 2020).

At December 31, 2020 the future undiscounted minimum lease payments under this noncancellable lease are as follows:

As of December 31, 2020
Year ending December 31, 2021	$322,806

The operating lease liabilities totaling $315,207 at December 31, 2020 as presented in the Consolidated Balance Sheet represents the discounted (at a 4.75% estimated incremental borrowing rate) value of the future lease payments of $322,806 at December 31, 2020.

For the years ended December 31, 2020 and December 31, 2019, occupancy expense attributable to this lease was $213,185 and $101,702, respectively.